Derivative Instruments (Schedule Of Revenue Recognized On Mortgage Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments [Abstract]
Gain on loans sold	$ 1,152	$ 94
Gain (loss) from change in fair value of loans held-for-sale	373	(32)
Gain (loss) from change in fair value of derivatives	402	13
Gain (loss) recognized in income	$ 1,927	$ 75